Buffalo Growth & Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 87.0%	Shares	Value
Communication Services - 10.3%
Diversified Telecommunication Services - 0.6%
Comcast Corp. - Class A	22,500	$ 552,375
Verizon Communications, Inc.	10,625	449,863
		1,002,238
Entertainment - 0.4%
Walt Disney Co.	7,605	731,981

Interactive Media & Services - 9.3%
Alphabet, Inc. - Class A	12,600	4,502,862
Alphabet, Inc. - Class C	13,000	4,593,290
Meta Platforms, Inc. - Class A	13,300	7,491,757
		16,587,909
Total Communication Services		18,322,128

Consumer Discretionary - 5.9%
Broadline Retail - 1.5%
Amazon.com, Inc. (a)	11,000	2,621,740

Hotels, Restaurants & Leisure - 3.6%
Royal Caribbean Cruises Ltd.	17,126	5,438,019
Starbucks Corp.	9,500	970,805
		6,408,824
Specialty Retail - 0.8%
Home Depot, Inc.	4,225	1,490,073
Total Consumer Discretionary		10,520,637

Consumer Staples - 3.6%
Beverages - 1.6%
PepsiCo, Inc.	5,550	751,470
Primo Brands Corp.	88,600	2,165,384
		2,916,854
Consumer Staples Distribution & Retail - 0.7%
Walmart, Inc.	10,350	1,172,241

Food Products - 0.8%
Lamb Weston Holdings, Inc.	18,400	794,512
Tyson Foods, Inc. - Class A	11,900	681,275
		1,475,787
Household Products - 0.5%
Procter & Gamble Co.	5,725	839,514
Total Consumer Staples		6,404,396

Energy - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	10,121	1,677,657
Crescent Energy Co. - Class A	150,000	1,473,000
Energy Transfer LP	162,600	3,108,912
Enterprise Products Partners LP	46,650	1,714,854
Marathon Petroleum Corp.	12,126	3,100,254
Northern Oil and Gas, Inc.	63,400	1,150,710
Valero Energy Corp.	7,900	2,057,476

Viper Energy, Inc. - Class A	90,000	3,816,000
Total Energy		18,098,863

Financials - 18.2%
Banks - 9.0%
Bank of America Corp.	63,000	3,589,740
Citigroup, Inc.	24,375	3,411,525
Citizens Financial Group, Inc.	40,750	2,855,353
JPMorgan Chase & Co.	14,000	4,582,620
Truist Financial Corp.	28,600	1,424,852
		15,864,090
Capital Markets - 3.5%
Blackrock, Inc.	1,100	1,057,716
CME Group, Inc.	4,025	888,841
Intercontinental Exchange, Inc.	11,100	1,366,521
S&P Global, Inc.	7,136	2,906,207
		6,219,285
Financial Services - 4.2%
Burford Capital Ltd.	180,800	741,280
Mastercard, Inc. - Class A	4,400	2,259,840
Visa, Inc. - Class A	12,925	4,434,438
		7,435,558
Insurance - 1.5%
Arthur J. Gallagher & Co.	11,575	2,657,273
Total Financials		32,176,206

Health Care - 9.6%
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	10,000	907,400
Medtronic PLC	7,400	578,902
		1,486,302
Health Care Providers & Services - 4.9%
Elevance Health, Inc.	3,375	1,305,213
HCA Healthcare, Inc.	8,100	3,158,109
McKesson Corp.	2,500	1,889,000
UnitedHealth Group, Inc.	5,600	2,327,528
		8,679,850
Pharmaceuticals - 3.9%
Eli Lilly & Co.	3,150	3,778,205
Johnson & Johnson	7,125	1,809,536
Merck & Co., Inc.	9,800	1,259,300
		6,847,041
Total Health Care		17,013,193

Industrials - 6.2%
Aerospace & Defense - 0.6%
Boeing Co. (a)	3,025	654,822
Honeywell Aerospace, Inc. (a)	1,725	381,363
		1,036,185
Commercial Services & Supplies - 1.1%
Cintas Corp.	11,200	1,904,896

Electrical Equipment - 0.3%
AMETEK, Inc.	2,500	604,850

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	1,725	386,227

Machinery - 2.2%
Parker-Hannifin Corp.	3,950	3,863,574

Professional Services - 1.2%
Equifax, Inc.	3,200	507,904
SS&C Technologies Holdings, Inc.	26,600	1,650,530
		2,158,434
Trading Companies & Distributors - 0.6%
Fastenal Co.	20,600	989,418
Total Industrials		10,943,584

Information Technology - 15.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	17,750	2,084,915

IT Services - 1.2%
International Business Machines Corp.	7,700	2,165,317

Semiconductors & Semiconductor Equipment - 3.9%
Marvell Technology, Inc.	10,100	3,008,689
NVIDIA Corp.	7,100	1,420,639
QUALCOMM, Inc.	9,075	1,676,969
Texas Instruments, Inc.	2,950	879,307
		6,985,604
Software - 3.9%
Microsoft Corp.	18,650	6,956,823

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	31,080	8,993,309
Total Information Technology		27,185,968

Materials - 2.0%
Construction Materials - 2.0%
CRH PLC	25,600	2,739,200
Martin Marietta Materials, Inc.	1,500	865,050
Total Materials		3,604,250

Utilities - 5.7%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	15,700	2,147,917
Edison International	30,550	2,274,447
PG&E Corp.	82,600	1,389,332
		5,811,696
Independent Power and Renewable Electricity Producers - 1.7%
Vistra Corp.	19,300	3,061,559

Multi-Utilities - 0.7%
Sempra Energy	12,200	1,131,062
Total Utilities		10,004,317
TOTAL COMMON STOCKS (Cost $52,494,690)		154,273,542

REAL ESTATE INVESTMENT TRUSTS - 8.0%	Shares	Value
Real Estate - 8.0%
Health Care REITs - 1.0%
Welltower, Inc.	7,900	1,793,063

Hotel & Resort REITs - 1.0%
Pebblebrook Hotel Trust	90,000		1,746,900

Office REITs - 1.0%
NET Lease Office Properties	31,400		349,482
Postal Realty Trust, Inc. - Class A	55,000		1,355,200
			1,704,682
Retail REITs - 1.8%
Macerich Co.	50,000		1,259,500
NETSTREIT Corp.	50,000		1,056,500
Realty Income Corp.	15,000		929,400
			3,245,400
Specialized REITs - 3.2%
American Tower Corp.	3,200		523,424
Digital Realty Trust, Inc.	5,000		897,900
Equinix Inc.	1,100		1,146,629
Lamar Advertising Co. - Class A	9,968		1,554,809
Public Storage	5,000		1,591,550
			5,714,312
Total Real Estate			14,204,357
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,378,099)			14,204,357

CONVERTIBLE BONDS - 1.9%	Par		Value
Information Technology - 1.9%
Communications Equipment - 1.9%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	400,000		3,441,400
TOTAL CONVERTIBLE BONDS (Cost $400,000)			3,441,400

CONVERTIBLE PREFERRED STOCKS - 1.1%	Shares		Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Co., 6.00%, 10/15/2027	20,000		1,346,000

Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp., Series A, 6.00%, 12/01/2027	15,000		620,550
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,774,538)			1,966,550

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	3,762,457		3,762,457
TOTAL MONEY MARKET FUNDS (Cost $3,762,457)			3,762,457

TOTAL INVESTMENTS - 100.1% (Cost $67,809,784)			177,648,306
Liabilities in Excess of Other Assets - (0.1)%		(0.00117)	(208,383)
TOTAL NET ASSETS - 100.0%			$ 177,439,923

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo Growth & Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 154,273,542	$ –	$ –	$ 154,273,542
Real Estate Investment Trusts	14,204,357	–	–	14,204,357
Convertible Bonds	–	3,441,400	–	3,441,400
Convertible Preferred Stocks	1,966,550	–	–	1,966,550
Money Market Funds	3,762,457	–	–	3,762,457
Total Investments	$ 174,206,906	$ 3,441,400	$ –	$ 177,648,306

Refer to the Schedule of Investments for further disaggregation of investment categories.